Credit impairment charges/(releases) - Disclosure of credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	£ 1,619	£ 1,161	£ (536)
Recoveries and reimbursements, other	(41)	(228)	259
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,578	933	(277)
Gain on recovery of loans and advances previously written off	17	33	31
Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	19
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), off-balance sheet loan commitments and financial guarantee contracts	(37)	7	(257)
Recoveries and reimbursements, commitments and financial guarantee contracts	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(37)	7	(257)
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	24	195	(290)
Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), total	1,619	1,125	(521)
Recoveries and reimbursements, total	(41)	(228)	259
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,578	897	(262)
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	(2)	8	(6)
Recoveries and reimbursements, other	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(2)	8	(6)
Other financial asset measured at cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), loans and advances at amortised cost	1,656	1,118	(264)
Recoveries and reimbursements, loans and advances at amortised costs	(41)	(228)	259
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,615	890	(5)
Cash collateral and settlement balances
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	4	28	(4)
Recoveries and reimbursements, other	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	4	28	(4)
Other financial asset measured at cost | Other financial asset measured at cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	(2)	0	(5)
Recoveries and reimbursements, other	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ (2)	£ 0	£ (5)